Other Non-Financial Liabilities - Summary of Breakdown of Other Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 47,591,152	$ 45,821,301
Dividends payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	26,580,415	25,026,108
Withholdings [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	7,023,603	6,243,685
Salaries, bonuses and payroll taxes payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	6,583,231	7,410,900
Taxes payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	3,215,214	2,699,423
Miscellaneous payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	1,899,490	2,153,568
Retirement pension payment orders pending settlement [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	423,020	618,157
Fees payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	311,457	760,216
Others [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 1,554,722	$ 909,244